Document and Entity Information	Nov. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2021
Document Effective Date	Mar. 30, 2021
Prospectus Date	Mar. 30, 2021
MainStay Cushing® MLP Premier Fund | Class R6
Prospectus:
Trading Symbol	CSHDX